Filed Pursuant to Rule 497(e)

1933 Act File No. 333-186042

1940 Act File No. 811-22790

DOUBLELINE EQUITY FUNDS

October 9, 2014

On behalf of DoubleLine Equity Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for DoubleLine Equity Funds which was filed pursuant to Rule 497(e) on September 30, 2014. The purpose of this filing is to submit the 497(e) filing dated September 30, 2014 in XBRL for DoubleLine Equity Funds.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE